Host Inc Earnings (Loss) Per Common Share (Parenthetical) (Detail) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 2008
Schedule of Earnings Per Share, Basic and Diluted, by Common Class [Line Items]
Debt carrying value	$ 5,512
(Gain)loss on extinguishment of debt	1	[1]	(2)	[2]	(14)
HOST HOTELS & RESORTS, INC.
Schedule of Earnings Per Share, Basic and Diluted, by Common Class [Line Items]
Amount paid for repurchased Debt	821		139		82
Anti-dilutive shares which were not included in the computation of diluted EPS	53
HOST HOTELS & RESORTS, INC. | Exchangeable Senior Debentures 3.25 Percent
Schedule of Earnings Per Share, Basic and Diluted, by Common Class [Line Items]
Face amount of debt			500		500
HOST HOTELS & RESORTS, INC. | Exchangeable Senior Debentures 3.25 Percent | Repurchased Amount
Schedule of Earnings Per Share, Basic and Diluted, by Common Class [Line Items]
The face value of the repurchased exchangeable debenture			75		100
Debt carrying value			72		96
Amount paid for repurchased Debt			69		82
(Gain)loss on extinguishment of debt			$ 3		$ 14

[1]	Interest expense and interest paid for 2010 includes cash prepayment premiums of approximately $20 million. No significant prepayment premiums were paid in 2009 or 2008.
[2]	Interest expense and interest paid for 2009 is net of $7 million received in connection with the 2007 defeasance of $514 million in collateralized mortgage-backed securities.